Share-based payments - Fair value of options granted (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2025 GBP (£) plan	Jun. 30, 2024 GBP (£)
Share-based payments
Number of employee option plans | plan	2
Total Expense Recognised	£ 3,207	£ 4,785
2021 Incentive Plan
Share-based payments
Total Expense Recognised	1,548	4,351
EMI Scheme
Share-based payments
Total Expense Recognised	65	260
Non-Executive Director awards
Share-based payments
Total Expense Recognised	£ 1,594	£ 174